Related Party Balances and Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Balances and Transactions
Loans from E-House for capital contribution	$ 120,000	$ 1,000	$ 1,500,000
Significant related party transactions
Due from related parties	684	3,471,958
Amounts due to related parties	5,289,491	4,501,371
Rollforward of payable (receivable) balance
Loans from E-House for capital contribution	120,000	1,000	1,500,000
Corporate service under transitional service agreement	366,341,900	226,142,936	163,534,947
E-House
Related Party Balances and Transactions
Loans from E-House for capital contribution	0	1,000	1,500,000
Significant related party transactions
Corporate expenses allocated from E-House	2,857,251	15,527,623	21,560,829
Services purchased from/rental paid	1,191,469	949,584	1,802,101
Online advertising services provided	160,238	10,614	1,540,073
Amounts due to related parties	1,560,283
Rollforward of payable (receivable) balance
Balance at the beginning of the period	(3,471,958)	79,553,723	60,900,414
Loans from (Refund to) E-House for working capital		(43,818,894)	19,761,083
Loans from E-House for capital contribution	0	1,000	1,500,000
Corporate expenses allocated from E-House	2,857,251	15,527,623	21,560,829
Corporate service under transitional service agreement	10,399,978
Revenues collected by E-House on behalf of the Company	(4,803,958)	(45,449,972)	(433,290)
Related party balance waived as capital contribution	(2,857,251)	(15,528,623)	(23,060,829)
Service purchased from E-House	1,191,469	949,584	1,802,101
Net (payment) receive for services	(1,595,010)	5,304,215	(936,512)
Balance at the end of the period	1,560,283	(3,471,958)	79,553,723
SINA
Significant related party transactions
Online advertising agency fee recognized as cost of revenues purchased	6,630,010	6,033,036	5,145,039
Online advertising services provided			1,855
Amounts due to related parties	1,705,208	1,741,371
CRERAT
Significant related party transactions
Services purchased from/rental paid			476,706
Due from related parties	684
Rollforward of payable (receivable) balance
Service purchased from E-House			476,706
Management
Significant related party transactions
Amounts due to related parties	1,840,000	1,656,000
E-House Management
Significant related party transactions
Amounts due to related parties	$ 184,000	$ 1,104,000
E-House | CRERAT
Related Party Balances and Transactions
Equity interest (as a percent)	51.00%